BUSINESS ACQUISITION (Details - Pro Forma results)	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenues | $	$ 17,122,585
Net loss | $	$ (871,121)
Earnings (loss) per share, basic | $ / shares	$ (0.16)
Earnings (loss) per share, diluted | $ / shares	$ (0.16)